Paul, Hastings, Janofsky & Walker LLP

55 Second Street, 24th Floor

San Francisco, CA 94105-3441

Telephone: (415) 856-7000

Facsimile: (415) 856-7100

www.paulhastings.com

(415) 856-7007

davidhearth@paulhastings.com

May 23, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Metropolitan West Funds

File Nos. 333-18737 and 811-07989

Post-Effective Amendment No. 35

To the Staff of the Commission:

On behalf of Metropolitan West Funds (the “Trust”), and pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933, as amended, enclosed is Post-Effective Amendment No. 35 (the “Amendment”) to the Trust’s Registration Statement.

The primary purpose of this Amendment is to seek review by the staff of the Securities and Exchange Commission of disclosure contained in a separate new prospectus, and the current combined statement of additional information, related to a proposed new “Plan Class” of shares for one existing series of the Trust.

Please call me at (415) 856-7007 with comments or questions.

Very truly yours,

/s/ David A. Hearth
of Paul, Hastings, Janofsky & Walker LLP

cc:	David Lippman (President, Metropolitan West Funds)

Vincent Bencivenga (Chief Compliance Officer, Metropolitan West Funds)